Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 9 – Related Party Transactions

Former Interim Chief Executive Officer

The former Interim Chief Executive Officer, who stepped down at the end of April 2016, is the sole owner of Rocco Advisors. Amounts due and payable to the former Interim Chief Executive Officer for services performed were paid to Rocco Advisors, instead of directly to the former Interim Chief Executive Officer. These services and fees were in the ordinary course of business and subject to an agreement approved by the Company’s Board of Directors.

	2016	2015
Beginning Balance as of January 1,	$-	$-
Monies owed to related party for services performed	66,667	60,000
Monies paid	(66,667)	(60,000)
Ending Balance as of September 30,	$-	$-

Vice President of U.S. Operations

The Vice President of US Operations is the sole owner of BKB Holdings, LLC, which is the landlord of the property where GlyEco Acquisition Corp #5’s processing center is located. The Vice President of US Operations also is the sole owner of Renew Resources, LLC, which provides services to the Company as a vendor.

	2016	2015
Beginning Balance as of January 1,	$2,791	$(3,200)
Monies owed to related party for services performed	73,749	55,127
Monies paid	(75,667)	(45,955)
Ending Balance as of September 30, payable (receivable)	$873	$5,972

Florida General Manager

The General Manager of our Florida processing center, who joined the Company in December 2015, also managed the business of BOSR, which was a competitor to the Company in the local Florida market until the Company purchased BOSR on June 26, 2016 (see Note 7). The Company sold finished goods to BOSR and bought raw materials from BOSR. BOSR is no longer considered a related party after the purchase date.

2016
Beginning Balance as of January 1,	$3,942
Monies owed to related party for services performed	5,980
Monies due from related party for services performed	(26,812)
Monies paid, net	16,890
Ending Balance as of June 26,	$-

Former Chief Technical Officer

The former Chief Technical Officer, who left the Company in late 2015, is the sole owner of WEBA Technologies (“WEBA”), which was paid for products sold to GlyEco, primarily consisting of additive packages for antifreeze. The Company also incurred expenses for consulting services provided by the former Chief Technical Officer in the ordinary course of business. The WEBA transactions are summarized below.

2015
Beginning Balance as of January 1, payable	$8,024
Monies owed to related party for services performed	262,276
Monies paid	(249,194)
Ending Balance as of September 30, payable	$21,106

NOTE 13 – Related Party Transactions

Interim Chief Executive Officer

The Interim Chief Executive Officer is the sole owner of Rocco Advisors. Amounts due and payable to the Interim Chief Executive Officer for services performed were paid to Rocco Advisors, instead of directly to the Interim Chief Executive Officer. These services and fees were in the ordinary course of business and subject to an agreement approved by the Company’s Board of Directors.

	2015	2014
Beginning Balance as of January 1,	$-	$-
Monies owed to related party for services performed	82,500	-
Monies paid	(82,500)	-
Ending Balance as of December 31,	$-	$-

Vice President of US Operations

The Vice President of US Operations is the sole owner of BKB Holdings, LLC, which is the landlord of the property where GlyEco Acquisition Corp #5 processing center is located. The Vice President of US Operations also is the sole owner of Renew Resources, LLC, which provides services to the Company as a vendor.

	2015	2014
Beginning Balance as of January 1,	$(3,500)	$1,213
Monies owed to related party for services performed	80,750	58,531
Monies paid	(74,459)	(63,244)
Ending Balance as of December 31,	$2,791	$(3,500)

Florida General Manager

The General Manager of our Florida processing center also manages the business of Brian’s On-Site Recycling, Inc., which is a competitor to the Company in the local Florida market. The Company sells finished goods to Brian’s On-Site Recycling, Inc. and buys raw materials from Brian’s On-Site Recycling, Inc.

	2015	2014
Beginning Balance as of January 1,	$-	$-
Monies owed to related party for services performed	9,774	4,830
Monies due from related party for services performed	(57,334)	(82,561)
Monies received, net	51,502	77,731
Ending Balance as of December 31,	$3,942	$-

Former Chief Technical Officer

The former Chief Technical Officer is the sole owner of WEBA Technologies (“WEBA”), which was paid for products sold to GlyEco, primarily consisting of additive packages for antifreeze. The Company also incurred expenses for consulting services provided by the former Chief Technical Officer in the ordinary course of business. The WEBA transactions are summarized below.

	2015	2014
Beginning Balance as of January 1,	$15,050	$-
Monies owed to related party for services performed	372,763	218,195
Monies paid	(360,141)	(203,145)
Ending Balance as of December 31,	$27,672	$15,050

Former Chief Executive Officer

The former Chief Executive Officer is the sole owner of Barcid Investment Group, which was owed $62,500 as of December 31, 2014, for management and consulting services provided to the Company. The former Chief Executive Officer is the sole owner of Picard Investment Group, which is paid for advisory consulting services provided to the Company.

	2015	2014
Beginning Balance as of January 1,	$62,500	$100,000
Monies owed to related party for services performed	9,000	-
Monies paid	(71,500)	(37,500)
Ending Balance as of December 31,	$-	$62,500

Former Chief Business Development Officer

The former Chief Business Development Officer is the sole owner of two corporations, CyberSecurity, Inc. and Market Tactics, Inc., which was paid $76,500 for marketing consulting services provided to the Company and $4,113 of reimbursable business expenses during the year ended December 31, 2014.

During the year ended December 31, 2015, the Company paid the former Chief Business Development Officer $7,515 for reimbursable business expenses.

	2015	2014
Beginning Balance as of January 1,	$-	$16,058
Monies owed to related party	7,515	84,500
Monies paid	(7,515)	(100,558)
Ending Balance as of December 31,	$-	$-